Common Stock (Narrative) (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Issuance of common stock	4,990,000	4,540,000
Gross proceeds from Issuance of Common Stock	$ 317	$ 285
ATM Program
Debt Instrument [Line Items]
Stock Repurchase Program, Authorized Amount	600
Stock Repurchase Program, Remaining Authorized Repurchase Amount	$ 457
ATM Program | Common Stock
Debt Instrument [Line Items]
Issuance of common stock	4,987,123
Shares, Issued		4,544,025
Gross proceeds from Issuance of Common Stock	$ 287	$ 255
Net proceeds from issuance of common stock	$ 284	$ 251
Average price per share, issued	$ 57.63
ATM Program | Average | Common Stock
Debt Instrument [Line Items]
Shares Issued, Price Per Share		$ 56.04
Employee Stock Option Plan
Debt Instrument [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	6,200,000	3,500,000
Share Unit Plans
Debt Instrument [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	3,100,000	3,500,000
Dividend Reinvestment
Debt Instrument [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	14,200,000	5,100,000